Intangible Assets,Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets, net, consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	1,222	1,222
Intangible assets with finite lives:
Patents	4,304	63,130
Less: accumulated amortization	(187)	(630)
Intangible assets, net	5,339	63,722